SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	945,487	847,437	426,000
Weighted Average Remaining Life (years)	1 year 11 months 12 days	2 years 6 months 14 days	2 years 11 months 1 day
Stock Options Exercisable | shares	816,987	548,009	270,665
Weighted Average Exercise Price	$ 4.03	$ 4.52	$ 5.90
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	45,000	502,487	24,000
Weighted Average Remaining Life (years)	2 years 9 months 18 days	2 years 5 months 1 day	10 months 2 days
Stock Options Exercisable | shares	11,250	294,235	24,000
Weighted Average Exercise Price	$ 1.80	$ 3.07	$ 1.55
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	423,037	243,950	247,000
Weighted Average Remaining Life (years)	1 year 7 months 20 days	3 years 2 months 8 days	3 years 4 months 24 days
Stock Options Exercisable | shares	411,787	152,774	110,999
Weighted Average Exercise Price	$ 3.02	$ 4.75	$ 3.85
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	414,450	15,000
Weighted Average Remaining Life (years)	2 years 4 months 9 days	1 year 4 months 24 days
Stock Options Exercisable | shares	330,950	15,000
Weighted Average Exercise Price	$ 4.53	$ 7.63
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	5,000	86,000	155,000
Weighted Average Remaining Life (years)	1 year 3 months 18 days	1 year 7 months 2 days	2 years 5 months 19 days
Stock Options Exercisable | shares	5,000	86,000	135,666
Weighted Average Exercise Price	$ 7.50	$ 8.53	$ 8.35
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	58,000
Weighted Average Remaining Life (years)	7 months 17 days
Stock Options Exercisable | shares	58,000
Weighted Average Exercise Price	$ 8.49
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range		1.10
Bottom of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	0.00	2.00	0.00
Bottom of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	2.00	4.00	2.50
Bottom of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	4.00	6.00	5.00
Bottom of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	6.00	8.00	7.50
Bottom of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	8.00
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price Range		7.65
Top of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	1.99	3.99	2.49
Top of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	3.99	5.99	4.99
Top of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	5.99	7.99	7.49
Top of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	7.99	$ 9.99	$ 9.99
Top of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 9.99